CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 531,047	$ 445,804
Cost of goods sold before depreciation, depletion and amortization	455,825	393,719
Selling, general and administrative expenses	58,978	49,152
Depreciation, depletion and amortization	15,676	18,586
Gain on sale of assets	(649)	(1,221)
Income (loss) from operations	1,217	(14,432)
Interest expense, net	(11,344)	(11,057)
Loss on early extinguishment of debt	(2,630)	0
Derivative (loss) income	(19,725)	13,422
Other income, net	2,973	1,138
Loss from continuing operations before income taxes	(29,509)	(10,929)
Income tax benefit	(3,760)	(779)
Loss from continuing operations	(25,749)	(10,150)
Income (loss) from discontinued operations, net of taxes	10	(1,553)
Net loss	$ (25,739)	$ (11,703)
Loss per share:
Loss per share (in dollars per share):	$ (2.11)	$ (0.84)
Income (loss) from discontinued operations, net of income tax (in dollars per share)	$ 0.00	$ (0.13)
Net loss per share - basic and diluted (in dollars per share)	$ (2.11)	$ (0.97)
Weighted average shares outstanding:
Basic and diluted (in shares)	12,203	12,029